Other Expense, Net	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Other Expense, Net [Abstract]
Other Expense, Net

(7) Other Expense, Net

Other expense, net consists of the following (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Loss on issuance of derivative liabilities(1)	$—	$(24,688)	$—	$(24,688)
Change in fair value of derivative liabilities(2)	(2,034)	(37,875)	1,639	(37,875)
Change in fair value of forward purchase agreement liabilities(3)	(2,420)	7,728	(807)	4,906
Change in fair value of SAFE Agreement with related party	(79)	(900)	(113)	(900)
Change in fair value of FACT public, private placement and working capital warrants	(78)	(6,052)	(3,122)	(6,295)
Change in fair value of Carlyle Warrants with related party	—	—	—	2,869
Change in fair value of redeemable convertible preferred stock warrant liability	—	—	—	1,310
Loss on conversion of SAFE Agreements to common stock with related party	—	—	—	(1,250)
Other financing costs	—	(3,812)	—	(3,812)
Other, net(4)	355	(85)	679	(499)
Total Other Expense, net	$(4,256)	$(65,684)	$(1,724)	$(66,234)

(1)	Includes $3.0 million of related party expense in each of the thirteen and thirty-nine week periods ended September 29, 2024.
(2)	Includes a loss of $0.3 million and a gain of $1.8 million due to related parties in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Includes a loss of $22.8 million due to related parties in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 9 – Borrowings and Derivative Liabilities for details.

(3)	Includes a gain of zero and $0.1 million due to related parties for the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Includes a gain from related parties of $2.8 million and $1.8 million due to related parties in the thirteen and thirty-nine week periods ended September 29, 2024, respectively.

(4)	Includes zero and $0.1 million of income due to related parties in the thirteen and thirty-nine week periods ended September 28, 2025, respectively.

(12) Other Income (Expense), Net

Other income (expense), net consist of the following (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Change in fair value of redeemable convertible preferred stock warrant liability	$1,310	$8,513
Change in fair value of Carlyle Warrants (1)	2,869	14,373
Change in fair value of FACT public, private placement and working capital warrants	(1,258)	6,424
Loss on conversion of SAFE agreements to common stock with related party	(1,250)	-
Change in fair value of SAFE Agreement with related party	616	-
Loss on sale of equity securities	-	(4,154)
Loss on CS Solis debt extinguishment	-	(10,338)
Bonus shares issued in connection with the Mergers (2)	-	(2,394)
Issuance of forward purchase agreements (3)	-	76
Change in fair value of forward purchase agreement liabilities (4)	337	(3,906)
Loss on issuance of shares in connection with the forward purchase agreements (5)	-	(35,490)
Loss on discontinued Solaria business and other, net	-	(2,966)
Loss on issuance of derivative liability (6)	(24,688)	-
Gain on remeasurement of derivative liabilities (7)	33,986	-
Other financing costs	(3,769)	-
Other, net	(221)	-
Total Other income (expense), net	$7,932	$(29,862)

(1)	Deemed to be a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(2)	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023, for bonus shares issued to related parties in connection with the Mergers.

(3)	Includes $0.4 million of other income for the fiscal year ended December 31, 2023, for forward purchase agreements entered into with related parties.

(4)	Includes income of $0.1 million and $9.1 million of other expenses for the fiscal years ended December 29, 2024, and December 31, 2023, for the change in fair value of FPAs entered into with related parties.

(5)	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.

(6)	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(7)	Includes a gain of $0.3 million on the change in the fair value of derivative liabilities with related parties in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.